Fees Summary	Jul. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,177,000
Previously Paid Amount	0.00
Total Fee Amount	714.94
Total Offset Amount	0.00
Net Fee	714.94
Narrative - Max Aggregate Offering Price	$ 5,177,000
Final Prospectus	true